UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       05/14/2010__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total:       $101,349


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     5252   203255 SH       SOLE                   203255        0        0
AMERICAN ELECTRIC POWER CO INC COM              025537101     2765    80895 SH       SOLE                    80895        0        0
CAPSTEAD MORTGAGE CORP         COM              14067E506     4273   357255 SH       SOLE                   357255        0        0
CONOCOPHILLIPS                 COM              20825C104     4046    79075 SH       SOLE                    79075        0        0
CONSOLIDATED EDISON INC        COM              209115104     3722    83575 SH       SOLE                    83575        0        0
DUPONT DE NEMOUR               COM              263534109     5697   152970 SH       SOLE                   152970        0        0
ENCANA CORP                    COM              292505104     4252   137025 SH       SOLE                   137025        0        0
EXXON MOBIL CORP               COM              30231G102     2056    30690 SH       SOLE                    30690        0        0
FRANKLIN RESOURCES INC         COM              354613101      998     9000 SH       SOLE                     9000        0        0
FREEPORT MCMORAN               COM              35671D857     2277    27260 SH       SOLE                    27260        0        0
GENERAL ELECTRIC CO            COM              369604103     5897   324030 SH       SOLE                   324030        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4874    28563 SH       SOLE                    28563        0        0
HEWLETT PACKARD CORP           COM              428236103     3924    73820 SH       SOLE                    73820        0        0
JOHNSON & JOHNSON              COM              478160104     5193    79650 SH       SOLE                    79650        0        0
MICROSOFT CORP                 COM              594918104      281     9600 SH       SOLE                     9600        0        0
NATURAL RESOURCES PARTNERS LP  COM              63900P103     1019    38850 SH       SOLE                    38850        0        0
PENGROWTH ENERGY TRUST         COM              706902509      292    25000 SH       SOLE                    25000        0        0
PENN WEST ENERGY TRUST         COM              707885109     5034   238335 SH       SOLE                   238335        0        0
PEPSICO INC                    COM              713448108     4850    73310 SH       SOLE                    73310        0        0
PERMIAN BASIN ROYALTY          COM              714236106     4206   239250 SH       SOLE                   239250        0        0
PFIZER INC                     COM              717081103      299    17425 SH       SOLE                    17425        0        0
PITNEY BOWES INC.              COM              724479100      520    21285 SH       SOLE                    21285        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     4100    63655 SH       SOLE                    63655        0        0
VISA INC.                      COM              92826C839     4351    47795 SH       SOLE                    47795        0        0
WELLS FARGO & CO (NEW)         COM              949746101     5313   170725 SH       SOLE                   170725        0        0
WINDSTREAM CORP                COM              97381W104     5987   549800 SH       SOLE                   549800        0        0
NORDIC AMERICAN TANKER         COM              G65773106     4896   161735 SH       SOLE                   161735        0        0
DIANA SHIPPING, INC.           COM              Y2066G104     4250   281070 SH       SOLE                   281070        0        0
GENCO SHIPPING & TRADING       COM              Y2685T107      725    34325 SH       SOLE                    34325        0        0